Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	¥ (16,874)	$ (2,413)	¥ (18,616)
Reversal	(1,369)	(196)	1,742
Write-off	209	30
Balance at the end of the year	¥ (18,034)	$ (2,579)	¥ (16,874)